Investment Objectives and Goals	Feb. 28, 2026
MFS Active Short Duration Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Short Duration Income ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income.
MFS Active Short Muni Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Short Muni Bond ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital preservation.